SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2019	2020
	RMB	RMB
Aggregate cost basis	308,150,000	744,000,000
Gross unrealized holding gain	2,289,321	1,608,877
Aggregate fair value	310,439,321	745,608,877